UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23890

Exact name of registrant as specified in charter:	Macquarie ETF Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

Item 1. Reports to Stockholders.
(a)  The registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Energy Transition ETF: PWER

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2024

This semiannual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
PWER	$41	0.79%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2024)

  Fund net assets$7,319,064
  Total number of portfolio holdings37
  Total advisory fees paid$25,731
  Portfolio turnover rate23%

Fund holdings

(as of September 30, 2024)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Oil & Gas Exploration & Production	17.52%
Diversified Metals & Mining	16.40%
Electrical Components & Equipment	9.06%
Oil & Gas Equipment & Services	6.72%
Semiconductors	6.15%
Fertilizers & Agricultural Chemicals	5.63%
Copper	4.85%
Oil & Gas Refining & Marketing	4.80%
Aluminum	4.74%
Integrated Oil & Gas	4.66%

Top 10 equity holdings

First Solar, Inc.	6.15%
Hudbay Minerals, Inc.	5.78%
CF Industries Holdings, Inc.	5.63%
Anglo American plc	4.92%
ERO Copper Corp.	4.85%
Alcoa Corp.	4.74%
Sunrun, Inc.	4.33%
MP Materials Corp.	3.99%
Shell plc ADR	3.80%
Wheaton Precious Metals Corp.	3.79%

1

TSSR-PWER-1124

Availability of additional information

You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844 469-9911 and we will begin sending you separate copies of these materials within 30 days after receiving your request. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(3983695)

TSSR-PWER-1124

2

Macquarie Focused Emerging Markets Equity ETF: EMEQ

Principal listing exchange: NASDAQ

Semi-annual shareholder report — September 30, 2024

This semiannual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of September 4, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for September 4, 2024 (inception of Fund) through September 30, 2024?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$7	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Fund statistics

(as of September 30, 2024)

  Fund net assets$5,426,725
  Total number of portfolio holdings48
  Total advisory fees paid$3,106
  Portfolio turnover rate2%

Fund holdings

(as of September 30, 2024)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	23.34%
China	21.52%
Taiwan	20.54%
India	12.21%
Mexico	5.23%
Brazil	5.20%
Hong Kong	3.02%
Indonesia	2.83%
Turkiye	1.39%
Thailand	1.29%

Sector allocation

Information Technology	36.02%
Financials	14.99%
Consumer Discretionary	11.59%
Energy	11.04%
Industrials	8.92%
Communication Services	6.75%
Consumer Staples	5.35%
Healthcare	3.73%
Materials	0.70%

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	15.21%
Reliance Industries Ltd. GDR 144A	8.35%
SK Hynix, Inc.	7.49%
Samsung Electronics Co. Ltd.	6.67%
SK Square Co. Ltd.	5.38%
Alibaba Group Holding Ltd. ADR	4.86%
Tencent Holdings Ltd.	4.68%
Hong Kong Exchanges & Clearing Ltd.	3.02%
PDD Holdings, Inc. ADR	2.58%
MediaTek, Inc.	2.25%

1

TSSR-EMEQ-1124

Availability of additional information

You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844 469-9911 and we will begin sending you separate copies of these materials within 30 days after receiving your request. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(3984436)

TSSR-EMEQ-1124

2

Macquarie Focused Large Growth ETF: LRGG

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2024

This semiannual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of May 14, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for May 14, 2024 (inception of Fund) through September 30, 2024?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$18	0.44%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Fund statistics

(as of September 30, 2024)

  Fund net assets$25,070,814
  Total number of portfolio holdings21
  Total advisory fees paid$24,667
  Portfolio turnover rate0%

Fund holdings

(as of September 30, 2024)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Information Technology	46.33%
Financials	12.54%
Consumer Discretionary	12.32%
Communication Services	8.31%
Healthcare	8.03%
Industrials	3.96%
Consumer Staples	3.46%
Real Estate	3.42%

Top 10 equity holdings

Microsoft Corp.	13.34%
NVIDIA Corp.	9.86%
Apple, Inc.	7.91%
Amazon.com, Inc.	6.77%
Alphabet, Inc., Class C	6.17%
Visa, Inc., Class A	4.80%
UnitedHealth Group, Inc.	4.69%
Motorola Solutions, Inc.	4.65%
Intuit, Inc.	4.12%
Waste Connections, Inc.	3.96%

1

TSSR-LRGG-1124

Availability of additional information

You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844 469-9911 and we will begin sending you separate copies of these materials within 30 days after receiving your request. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(3983799)

TSSR-LRGG-1124

2

Macquarie Global Listed Infrastructure ETF: BILD

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2024

This semiannual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
BILD	$26	0.49%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2024)

  Fund net assets$5,566,180
  Total number of portfolio holdings28
  Total advisory fees paid$12,725
  Portfolio turnover rate17%

Fund holdings

(as of September 30, 2024)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

United States of America	27.39%
United Kingdom	26.01%
Spain	11.14%
Italy	8.42%
Canada	5.44%
Japan	4.90%
New Zealand	3.51%
Australia	2.94%
Switzerland	2.91%
Greece	2.06%

Sector allocation

Electric Utility	21.11%
Water	20.50%
Electricity Transmission	13.11%
Airports	10.40%
Rail/Other Transportation	7.83%
Electricity Generation	6.00%
Energy Infrastructure	5.94%
Telecom Tower REITs	4.64%
Integrated Telecommunication Services	3.64%
Electricity and Gas Distribution	3.54%

Top 10 equity holdings

United Utilities Group plc	6.98%
National Grid plc	6.12%
Severn Trent plc	5.48%
Crown Castle, Inc.	4.64%
Essential Utilities, Inc.	4.55%
NextEra Energy, Inc.	4.03%
EDP Renovaveis SA	4.02%
Exelon Corp.	3.99%
SSE plc	3.95%
Cellnex Telecom SA 144A	3.64%

1

TSSR-BILD-1124

Availability of additional information

You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844 469-9911 and we will begin sending you separate copies of these materials within 30 days after receiving your request. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(3983842)

TSSR-BILD-1124

2

Macquarie Tax-Free USA Short Term ETF: STAX

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2024

This semiannual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
STAX	$15	0.29%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2024)

  Fund net assets$5,074,787
  Total number of portfolio holdings32
  Total advisory fees paid$7,313
  Portfolio turnover rate15%

Fund holdings

(as of September 30, 2024)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	20.29%
State General Obligation Revenue Bonds	17.29%
Education Revenue Bonds	14.19%
Water and Sewer Revenue Bonds	13.72%
Transportation Revenue Bonds	13.67%
Leasing Revenue Bonds	7.93%
Electric Revenue Bonds	5.18%
Industrial Development Revenue Bonds	4.28%
Special Tax Revenue Bonds	2.02%

State/territory allocation

Pennsylvania	19.19%
Colorado	11.92%
New York	11.39%
New Jersey	10.07%
Minnesota	7.10%
California	5.73%
Texas	5.38%
Arizona	5.38%
Illinois	4.86%
Washington	4.16%

1

TSSR-STAX-1124

Availability of additional information

You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 844 469-9911 and we will begin sending you separate copies of these materials within 30 days after receiving your request. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(3983862)

TSSR-STAX-1124

2

(b)  Not applicable

Item 2. Code of Ethics.

            Not applicable.

Item 3. Audit Committee Financial Expert.

            Not applicable.

Item 4. Principal Accountant Fees and Services.

            Not applicable.

Item 5. Audit Committee of Listed Registrants.

The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Securities Exchange Act of 1934. The Audit Committee consists of the following Board members: Thomas F. Flannery, Beata Kirr, and Brian A. Swain.

Item 6. Investments.

(a)  Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.
(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The  semi-annual financial statements are attached herewith.

(b)  An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Macquarie Global Listed Infrastructure ETF
Financial statements and other information
For the six months ended September 30, 2024

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statements of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Other Fund information 16
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Global Listed Infrastructure ETF
1
September 30, 2024 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 97.97%
Δ
Australia - 2.94%
APA Group 30,523 $ 163,752
163,752
Canada - 5.44%
Canadian National Railway Co. 1,395 163,352
Hydro One Ltd. 144A
#
4,028 139,623
302,975
Denmark - 1.98%
Orsted A/S 144A
#,†
1,661 110,427
110,427
France - 1.27%
Vinci SA 603 70,446
70,446
Greece - 2.06%
Athens International Airport SA 13,472 114,632
114,632
Italy - 8.42%
Enav SpA 144A
#
24,086 106,816
Snam SpA 32,760 166,690
Terna - Rete Elettrica Nazionale 21,648 194,900
468,406
Japan - 4.90%
East Japan Railway Co. 8,400 166,480
West Japan Railway Co. 5,600 106,136
272,616
New Zealand - 3.51%
Auckland International Airport Ltd. 41,151 195,290
195,290
Spain - 11.14%
Cellnex Telecom SA 144A
#
4,991 202,395
EDP Renovaveis SA 12,792 223,702
Redeia Corp. SA 9,978 194,039
620,136
Switzerland - 2.91%
Flughafen Zurich AG 674 161,980
161,980
United Kingdom - 26.01%
National Grid plc 24,736 340,629
Pennon Group plc 24,491 193,840
Severn Trent plc 8,642 305,255
SSE plc 8,726 219,675

Schedule of investments
Macquarie Global Listed Infrastructure ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Common Stocks (continued)
United Kingdom (continued)
United Utilities Group plc 27,794 $ 388,499
1,447,898
United States of America - 27.39%
CMS Energy Corp. 2,377 167,888
Crown Castle, Inc. 2,178 258,376
Essential Utilities, Inc. 6,569 253,366
Eversource Energy 2,960 201,428
Exelon Corp. 5,482 222,295
NextEra Energy, Inc. 2,652 224,174
Sempra 2,357 197,116
1,524,643
Total Common Stocks (cost $5,034,107) 5,453,201
Short-Term Investments — 0.48%
Money Market Mutual Funds - 0.48%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.41%) 26,583 26,583
Total Short-Term Investments (cost $26,583) 26,583
Total Value of Securities — 98.45%
      (cost $5,060,690) 5,479,784
Receivables and Other Assets Net of Liabilities — 1.55% 86,396
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,566,180
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2024, the aggregate value of Rule 144A securities was $559,261, which represents 10.05% of the Fund's net assets. See Note 5 in “Notes to financial statements."
†
Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
SpA – Stand-by Purchase Agreement

Statement of assets and liabilities
Macquarie Global Listed Infrastructure ETF
3
September 30, 2024 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,479,784
Foreign currency, at value** 21
Receivable for fund shares sold 317,994
Dividends receivable 6,329
Total Assets 5,804,128
Liabilities:
Payable for securities purchased 235,720
Management fees payable to affiliates 2,228
Total Liabilities 237,948
Total Net Assets $ 5,566,180
Net Assets Consist of:
Paid-in-capital $ 5,000,000
Total distributable earnings (loss) 566,180
Total Net Assets $ 5,566,180
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 27.83
*Investments, at cost $ 5,060,690
**Foreign currency, at cost 21

Statement of operations
Macquarie Global Listed Infrastructure ETF
Six months ended September 30, 2024 (Unaudited)
4
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 123,179
Foreign tax withheld (9,043)
114,136
Expenses:
Management fees 12,725
Total operating expenses 12,725
Net Investment Income (Loss) 101,411
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments 122,057
Foreign currencies 350
Net realized gain (loss) 122,407
Net change in unrealized appreciation (depreciation) on:
Investments 381,832
Foreign currencies (83)
Net change in unrealized appreciation (depreciation) 381,749
Net Realized and Unrealized Gain (Loss) 504,156
Net Increase (Decrease) in Net Assets Resulting from Operations $ 605,567

Statements of changes in net assets
Macquarie Global Listed Infrastructure ETF
5
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2024
(Unaudited)
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 101,411 $ 47,444
Net realized gain (loss) 122,407 13,434
Net change in unrealized appreciation
(depreciation) 381,749 37,234
Net increase (decrease) in net assets
resulting from operations 605,567 98,112
Dividends and Distributions to Shareholders
from:
Distributable earnings (94,942) (42,557)
(94,942) (42,557)
Capital Share Transactions:
1
Proceeds from shares sold – 5,000,000
Increase in net assets derived from capital
share transactions – 5,000,000
Net Increase (Decrease) in Net Assets 510,625 5,055,555
Net Assets:
Beginning of period 5,055,555 –
End of period $ 5,566,180 $ 5,055,555
Capital Share Transactions:
Beginning of period 200,000 –
Shares subscribed in-kind – 200,000
Shares outstanding, end of period 200,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Global Listed Infrastructure ETF
6
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2024
1
(Unaudited)
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value, beginning of period ...... $ 25 .28 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
3
................. 0 .51 0 .24
Net realized and unrealized gain ........... 2 .51 0 .25
Total from investment operations .......... 3.02 0.49
Less dividends and distributions from: — —
Net investment income ................. ( 0 .47 ) ( 0 .21 )
Total dividends and distrib u tions ........... (0.47) (0.21)
Net asset value, end of period ........... $ 27.83 $ 25.28
Total return
4
......................... 12.08% 1.97%
Ratios and supplemental data: $5,566 $5,056
Net assets, end of period (000 omitted) ...... $ 5,566 $ 5,056
Ratio of expenses to average net assets
5
.... 0.49% 0.49%
Ratio of net investment income to average net
assets ............................. 3.90% 2.75%
Portfolio turnover
6
...................... 17% 11%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
7
September 30, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers five series.
These financial statements and the related notes pertain to Macquarie Global Listed Infrastructure
ETF (the Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight.  Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
8
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the six months ended September 30, 2024 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the "Statement of operations."  During the six months ended September 30, 2024, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

9
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT), and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
10
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2024, Macquarie Management Holdings, Inc. directly owned 94.65% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (“Settlement
Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the six months ended September 30, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the period ended September 30, 2024.
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end.  At September 30, 2024 , the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
Purchases $ 895,241
Sales 957,019
Cost of investments $ 5,060,690
Aggregate unrealized appreciation of investments $ 466,917
Aggregate unrealized depreciation of investments (47,823)
Net unrealized appreciation of investments $ 419,094
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

11
At September 30, 2024 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2024, the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
3. Investments (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
12
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2024 :
During the six months ended September 30, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2024 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 5,453,201 $ – $ – $ 5,453,201
Short-Term Investments 26,583 – – 26,583
Total Value of Securities $ 5,479,784 $ – $ – $ 5,479,784
3. Investments (continued)

13
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of
4. Issuance and Redemption of Fund Shares (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
14
certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
5. Certain Principal Risks of the Fund (continued)

15
7. Subsequent Events
Based on approval by the Board at the October 2024 Board meeting, on or around December
30, 2024 (the "Effective Date"), the Fund will remove the concept of sustainable investing from the Fund's investment objective and principal investment strategies, including the Fund's current investment policy of investing at least 80% of its net assets in global listed infrastructure companies that meet the Fund's sustainable investment criteria. In addition, on Effective Date, the
Fund will also be changing the definition of the term "listed infrastructure companies" for purposes of the Fund's 80% investment policy.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Macquarie Global Listed Infrastructure ETF
16
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Not Applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.

This page is not part of the Financial statements and other information.
SA-BILD-1124
(3983842)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Energy Transition ETF
Financial statements and other information
For the six months ended September 30, 2024

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Other Fund information 17
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Energy Transition ETF
1
September 30, 2024 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 97.86%
Agricultural Products - 0.94%
Darling Ingredients, Inc.
†
1,840 $ 68,374
68,374
Aluminum - 4.74%
Alcoa Corp. 8,990 346,834
346,834
Coal & Consumable Fuels - 3.93%
Cameco Corp. 4,969 237,320
Centrus Energy Corp., Class A
†
917 50,297
287,617
Copper - 4.85%
ERO Copper Corp.
†
15,951 355,122
355,122
Diversified Metals & Mining - 16.40%
Anglo American plc 11,083 359,915
Foran Mining Corp.
†
14,355 44,473
Hudbay Minerals, Inc. 46,013 423,233
Lifezone Metals Ltd.
†
5,450 38,150
MP Materials Corp.
†
16,541 291,949
NGEx Minerals Ltd.
†
5,194 42,859
1,200,579
Electrical Components & Equipment - 9.06%
Fluence Energy, Inc.
†
3,450 78,350
Generac Holdings, Inc.
†
1,685 267,713
Sunrun, Inc.
†
17,568 317,277
663,340
Fertilizers & Agricultural Chemicals - 5.63%
CF Industries Holdings, Inc. 4,802 412,012
412,012
Gold - 3.79%
Wheaton Precious Metals Corp. 4,540 277,303
277,303
Heavy Electrical Equipment - 0.75%
Net Power, Inc.
†
7,808 54,734
54,734
Industrial Gases - 3.54%
Air Products and Chemicals, Inc. 871 259,332
259,332
Integrated Oil & Gas - 4.66%
Occidental Petroleum Corp. 1,212 62,466
Shell plc ADR 4,219 278,244
340,710

Schedule of investments
Macquarie Energy Transition ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Oil & Gas Equipment & Services - 6.72%
Baker Hughes Co., Class A 7,636 $ 276,041
Schlumberger NV 5,148 215,959
492,000
Oil & Gas Exploration & Production - 17.52%
ARC Resources Ltd. 7,928 134,004
Chesapeake Energy Corp. 2,244 184,569
Chord Energy Corp. 1,161 151,197
ConocoPhillips 1,988 209,297
EOG Resources, Inc. 606 74,496
EQT Corp. 4,738 173,600
Permian Resources Corp., Class A 10,436 142,034
Tourmaline Oil Corp. 4,590 213,167
1,282,364
Oil & Gas Refining & Marketing - 4.80%
Marathon Petroleum Corp. 730 118,924
Neste OYJ 5,770 111,951
Valero Energy Corp. 890 120,177
351,052
Renewable Electricity - 0.53%
Spruce Power Holding Corp.
†
13,574 38,550
38,550
Semiconductor Equipment - 2.31%
Enphase Energy, Inc.
†
1,497 169,191
169,191
Semiconductors - 6.15%
First Solar, Inc.
†
1,805 450,239
450,239
Steel - 1.54%
Metallus , Inc.
†
7,605 112,782
112,782
Total Common Stocks (cost $6,336,445) 7,162,135

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 2.16%
Money Market Mutual Funds - 2.16%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.41%) 158,421 $ 158,421
Total Short-Term Investments (Cost $158,421) 158,421
Total Value of Securities — 100.02%
        (cost $6,494,866) 7,320,556
Liabilities Net of Receivables and Other Assets — (0.02%) (1,492)
Net Assets Applicable to 254,000 Shares Outstanding — 100.00% $ 7,319,064
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

Statement of assets and liabilities
Macquarie Energy Transition ETF
4
September 30, 2024 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 7,320,556
Foreign currency, at value** 2
Dividends receivable 3,021
Total Assets 7,323,579
Liabilities:
Management fees payable to affiliates 4,515
Total Liabilities 4,515
Total Net Assets $ 7,319,064
Net Assets Consist of:
Paid-in-capital $ 6,574,543
Total distributable earnings (loss) 744,521
Total Net Assets $ 7,319,064
Shares outstanding (unlimited amount authorized, no par value) 254,000
Net asset value per share $ 28.82
*Investments, at cost $ 6,494,866
**Foreign currency, at cost 2

Statement of operations
Macquarie Energy Transition ETF
Six months ended September 30, 2024 (Unaudited)
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 56,185
Foreign tax withheld (1,084)
55,101
Expenses:
Management fees 25,731
Total operating expenses 25,731
Net Investment Income (Loss) 29,370
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (75,323)
Foreign currencies (265)
Net realized gain (loss) (75,588)
Net change in unrealized appreciation (depreciation) on investments 339,905
Net Realized and Unrealized Gain (Loss) 264,317
Net Increase (Decrease) in Net Assets Resulting from Operations $ 293,687

Statements of changes in net assets
Macquarie Energy Transition ETF
6
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2024
(Unaudited)
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 29,370 $ 12,438
Net realized gain (loss) (75,588) (7,905)
Net change in unrealized appreciation
(depreciation) 339,905 485,785
Net increase (decrease) in net assets
resulting from operations 293,687 490,318
Dividends and Distributions to Shareholders
from:
Distributable earnings (30,984) (8,500)
(30,984) (8,500)
Capital Share Transactions:
1
Proceeds from shares sold 1,474,543 5,100,000
Increase in net assets derived from capital
share transactions 1,474,543 5,100,000
Net Increase (Decrease) in Net Assets 1,737,246 5,581,818
Net Assets:
Beginning of period 5,581,818 –
End of period $ 7,319,064 $ 5,581,818
Capital Share Transactions:
Beginning of period 204,000 –
Shares sold – 4,000
Shares subscribed in-kind 50,000 200,000
Shares outstanding, end of period 254,000 204,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Energy Transition ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2024
1
(Unaudited)
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value, beginning of period ...... $ 27 .36 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
3
................. 0 .13 0 .06
Net realized and unrealized gain ........... 1 .46 2 .34
Total from investment operations .......... 1.59 2.40
Less dividends and distributions from: — —
Net investment income ................. ( 0 .13 ) ( 0 .04 )
Total dividends and distrib u tions ........... (0.13) (0.04)
Net asset value, end of period ........... $ 28.82 $ 27.36
Total return
4
......................... 5.81% 9.61%
Ratios and supplemental data: $7,319 $5,582
Net assets, end of period (000 omitted) ...... $ 7,319 $ 5,582
Ratio of expenses to average net assets
5
.... 0.79% 0.79%
Ratio of net investment income to average net
assets ............................. 0.90% 0.69%
Portfolio turnover
6
...................... 23% 15%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Energy Transition ETF
8
September 30, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers five series.
These financial statements and the related notes pertain to Macquarie Energy Transition ETF (the
Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight.  Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

9
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the six months ended September 30, 2024 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the "Statement of operations."  During the six months ended September 30, 2024, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Energy Transition ETF
10
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT), and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.79% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
1. Significant Accounting Policies (continued)

11
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2024, Macquarie Management Holdings, Inc. directly owned 76.38% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (“Settlement
Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the six months ended September 30, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the six months ended September 30, 2024, investment transactions related to in-kind purchases and sales were as follows:
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end.  At September 30, 2024 , the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
Purchases $ 1,514,424
Sales 1,652,065
Purchases $ 1,467,414
Sales —
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Energy Transition ETF
12
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Cost of investments $ 6,494,866
Aggregate unrealized appreciation of investments $ 1,067,440
Aggregate unrealized depreciation of investments (241,750)
Net unrealized appreciation of investments $ 825,690
Loss carryforward character
Short-term Long-term Total
$7,326 $— $7,326
3. Investments (continued)

13
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2024 :
During the six months ended September 30, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2024 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 7,162,135 $ – $ – $ 7,162,135
Short-Term Investments 158,421 – – 158,421
Total Value of Securities $ 7,320,556 $ – $ – $ 7,320,556
3. Investments (continued)

Notes to financial statements
Macquarie Energy Transition ETF
14
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector.
These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments;
the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects.
4. Issuance and Redemption of Fund Shares (continued)

15
Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector.
Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.
Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Energy Transition ETF
16
premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2024 , that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Energy Transition ETF
17
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Not Applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.

This page is not part of the Financial statements and other information.
SA-PWER-1124
(3983695)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Tax-Free USA Short Term ETF
Financial statements and other information
For the six months ended September 30, 2024

Schedule of investments 1
Statement of assets and liabilities 5
Statement of operations 6
Statements of changes in net assets 7
Financial highlights 8
Notes to financial statements 9
Other Fund information 16
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

September 30, 2024 (Unaudited)
Principal
amount
°
Value (US $)
Municipal Bonds   — 98.57%
Education Revenue Bonds - 14.19%
Arizona Industrial Development Authority
(Equitable School Revolving Fund)
Series 2022A  5.00% 11/1/28 160,000 $ 172,694
Colorado Educational & Cultural Facilities
Authority
Series 2014  4.50% 11/1/29 200,000 200,085
Maricopa County Industrial Development
Authority
Series 2020A 144A  4.00% 7/1/30
#
100,000 100,162
Pennsylvania Higher Educational Facilities
Authority
(Trustees University)
Series 2016A  5.00% 8/15/27 140,000 145,372
Pennsylvania State University (The)
Series B  5.00% 9/1/25 100,000 102,109
720,422
Electric Revenue Bonds - 5.18%
City of Chaska
Series 2015A  5.00% 10/1/28 155,000 158,480
Utility Debt Securitization Authority
Series 2016A  5.00% 6/15/28 100,000 104,519
262,999
Healthcare Revenue Bonds - 20.29%
Augusta Development Authority
(AU Health System, Inc. Project)
Series 2018  5.00% 7/1/28 135,000 144,204
Colorado Health Facilities Authority
(Valley View Hospital Association Project)
Series 2017A  5.00% 5/15/27 150,000 158,150
( CommonSpirit Health)
Series 2019A-1  5.00% 8/1/29 110,000 120,829
Cumberland County Municipal Authority
(Penn State Health)
Series 2019  5.00% 11/1/27 145,000 153,982
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center)
Series 2016A  5.00% 7/1/29 165,000 170,626

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Project)
Series 2019  5.00% 9/1/29 160,000 $ 173,698
Washington Health Care Facilities Authority
( CommonSpirit Health)
Series 2019A-2  5.00% 8/1/28 100,000 108,239
1,029,728
Industrial Development Revenue Bonds - 4.28%
California Infrastructure & Economic
Development Bank
Series 2020A-4 144A  8.00% 1/1/50
#,•
150,000 154,488
New York Transportation Development Corp.
Series 2018  5.00% 1/1/28 60,000 62,578
217,066
Leasing Revenue Bonds - 7.93%
Minneapolis Special School District No. 1
Series 2020A  5.00% 4/1/25 200,000 202,009
New Jersey Transportation Trust Fund
Authority
(Transportation Program)
Series 2014AA  5.00% 6/15/26 200,000 200,256
402,265
Special Tax Revenue Bonds - 2.02%
Central Puget Sound Regional Transit Authority
Series 2015S-1  5.00% 11/1/25 100,000 102,644
102,644
State General Obligation Revenue Bonds - 17.29%
Commonwealth of Pennsylvania
Series 2017  5.00% 1/1/25 200,000 200,807
District of Columbia
Series 2019A  5.00% 10/15/25 195,000 200,009
State of Connecticut
Series 2018E  5.00% 9/15/28 150,000 164,857
State of New Jersey
(Covid-19 General Obligation Emergency
Bonds)
Series 2020A  5.00% 6/1/29 75,000 83,509

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
State of Texas
(College Student Loan)
Series 2018  5.00% 8/1/26 (AMT) 220,000 $ 228,055
877,237
Transportation Revenue Bonds - 13.67%
City & County of Denver
Series 2022D  5.25% 11/15/26 (AMT) 120,000 125,867
City of Los Angeles Department of Airports
(Senior Revenue)
Series A  5.00% 5/15/28 (AMT) 135,000 136,489
New Jersey Turnpike Authority
Series 2020D  5.00% 1/1/28 220,000 227,338
North Texas Tollway Authority
Series 2015A  5.00% 1/1/28 45,000 45,165
Triborough Bridge & Tunnel Authority
Series 2021A  5.00% 11/1/25 155,000 159,048
693,907
Water and Sewer Revenue Bonds - 13.72%
City of Chicago
Series 2004  5.00% 11/1/26 235,000 246,611
New York City Municipal Water Finance
Authority
Series 2022, Sub-Series BB-2  5.00%
6/15/27 245,000 251,676
Pittsburgh Water & Sewer Authority
Series 2017A  5.00% 9/1/29 (AGM) 185,000 197,839
696,126
Total Municipal Bonds (cost $4,938,278) 5,002,394
Total Value of Securities — 98.57%
        (cost $4,938,278) 5,002,394
Receivables and Other Assets Net of Liabilities — 1.43% 72,393
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,074,787
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedule of investments
Macquarie Tax-Free USA Short Term ETF
4
See accompanying notes, which are an integral part of the financial statements.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2024, the aggregate value of Rule 144A securities was $254,650, which represents 5.02% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Macquarie Tax-Free USA Short Term ETF
5
September 30, 2024 (Unaudited)
w
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,002,394
Cash 17,090
Interest receivable 70,465
Total Assets 5,089,949
Liabilities:
Distribution payable to shareholders 13,951
Management fees payable to affiliates 1,211
Total Liabilities 15,162
Total Net Assets $ 5,074,787
Net Assets Consist of:
Paid-in-capital $ 5,007,500
Total distributable earnings (loss) 67,287
Total Net Assets $ 5,074,787
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 25.37
*Investments, at cost $ 4,938,278

Statement of operations
Macquarie Tax-Free USA Short Term ETF
Six months ended September 30, 2024 (Unaudited)
6
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 88,029
88,029
Expenses:
Management fees 7,313
Total operating expenses 7,313
Net Investment Income (Loss) 80,716
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments 3,171
Net change in unrealized appreciation (depreciation) on investments 45,092
Net Realized and Unrealized Gain (Loss) 48,263
Net Increase (Decrease) in Net Assets Resulting from Operations $ 128,979

Statements of changes in net assets
Macquarie Tax-Free USA Short Term ETF
7
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2024
(Unaudited)
For the period
November 28, 2023
*
to
March 31, 2024
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 80,716 $ 52,164
Net realized gain (loss) 3,171 –
Net change in unrealized appreciation
(depreciation) 45,092 19,024
Net increase (decrease) in net assets
resulting from operations 128,979 71,188
Dividends and Distributions to Shareholders
from:
Distributable earnings (80,716) (52,164)
(80,716) (52,164)
Capital Share Transactions:
1
Proceeds from shares sold – 5,007,500
Increase in net assets derived from capital
share transactions – 5,007,500
Net Increase (Decrease) in Net Assets 48,263 5,026,524
Net Assets:
Beginning of period 5,026,524 –
End of period $ 5,074,787 $ 5,026,524
Capital Share Transactions:
Beginning of period 200,000 –
Shares subscribed in-kind – 200,000
Shares outstanding, end of period 200,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Tax-Free USA Short Term ETF
8
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2024
1
(Unaudited)
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value, beginning of period ...... $ 25 .13 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
3
................. 0 .40 0 .26
Net realized and unrealized gain ........... 0 .24 0 .13
Total from investment operations .......... 0.64 0.39
Less dividends and distributions from: — —
Net investment income ................. ( 0 .40 ) ( 0 .26 )
Total dividends and distrib u tions ........... (0.40) (0.26)
Net asset value, end of period ........... $ 25.37 $ 25.13
Total return
4
......................... 2.59% 1.56%
Ratios and supplemental data: $5,075 $5,027
Net assets, end of period (000 omitted) ...... $ 5,075 $ 5,027
Ratio of expenses to average net assets ..... 0.29% 0.29%
Ratio of net investment income to average net
assets ............................. 3.20% 3.02%
Portfolio turnover ...................... 15% 9%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
9
September 30, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers five series.
These financial statements and the related notes pertain to Macquarie Tax-Free USA Short Term
ETF (the Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (the Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the
1940 Act (Rule 2a-5).  As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Pursuant to Rule 2a-5, the Board of
Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing
Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the
Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York
Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
10
distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the six months ended September 30, 2024 and for the open tax year ended March 31, 2024, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.  If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the "Statement of operations."  During the six months ended September 30, 2024, the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.29% on the Fund's average daily net assets.
1. Significant Accounting Policies (continued)

11
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At September 30, 2024, Macquarie Management Holdings, Inc. directly owned 95.02% of the
Fund.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order ("Settlement
Order") relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy ("ARMBS Strategy").  MIMBT no longer offers the ARMBS Strategy.  MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings.  The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
3. Investments
For the six months ended September 30, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the six months ended September 30, 2024.
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end.  At September 30, 2024 , the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
Purchases $ 919,774
Sales 751,137
Cost of investments $ 4,938,278
Aggregate unrealized appreciation of investments $ 66,605
Aggregate unrealized depreciation of investments (2,489)
Net unrealized appreciation of investments $ 64,116
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
12
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2024 :
3. Investments (continued)

13
During the six months ended September 30, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2024 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 5,002,394 $ – $ 5,002,394
3. Investments (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
14
assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
4. Issuance and Redemption of Fund Shares (continued)

15
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2024 , that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Tax-Free USA Short Term ETF
16
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Not Applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.

This page is not part of the Financial statements and other information.
SA-STAX-1124
(3983862)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Large Growth ETF
Financial statements and other information
For the period ended September 30, 2024

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statement of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Other Fund information 15
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Large Growth ETF
1
September 30, 2024 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 98.37%
^
Communication Services - 8.31%
Alphabet, Inc., Class C 9,250 $ 1,546,507
Electronic Arts, Inc. 3,747 537,470
2,083,977
Consumer Discretionary - 12.32%
Amazon.com, Inc.
†
9,103 1,696,162
Ferrari NV 1,665 782,733
LVMH Moet Hennessy Louis Vuitton SE ADR 3,972 610,139
3,089,034
Consumer Staples - 3.46%
Coca-Cola Co. (The) 12,074 867,638
867,638
Financials - 12.54%
Intercontinental Exchange, Inc. 5,231 840,308
MSCI, Inc., Class A 740 431,368
S&P Global, Inc. 1,295 669,023
Visa, Inc., Class A 4,379 1,204,006
3,144,705
Healthcare - 8.03%
Danaher Corp. 3,009 836,562
UnitedHealth Group, Inc. 2,011 1,175,792
2,012,354
Industrials - 3.96%
Waste Connections, Inc. 5,550 992,451
992,451
Information Technology - 46.33%
Apple, Inc. 8,510 1,982,830
Intuit, Inc. 1,665 1,033,965
Microsoft Corp. 7,770 3,343,430
Motorola Solutions, Inc. 2,590 1,164,542
NVIDIA Corp. 20,350 2,471,304
Synopsys, Inc.
†
1,480 749,457
VeriSign, Inc.
†
4,582 870,397
11,615,925
Real Estate - 3.42%
CoStar Group, Inc.
†
11,362 857,149
857,149
Total Common Stocks (cost $23,334,213) 24,663,233

Schedule of investments
Macquarie Focused Large Growth ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 1.62%
Money Market Mutual Funds - 1.62%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.41%) 405,516 $ 405,516
Total Short-Term Investments (Cost $405,516) 405,516
Total Value of Securities — 99.99%
        (cost $23,739,729) 25,068,749
Receivables and Other Assets Net of Liabilities — 0.01% 2,065
Net Assets Applicable to 925,000 Shares Outstanding — 100.00% $ 25,070,814
^
Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Statement of assets and liabilities
Macquarie Focused Large Growth ETF
3
September 30, 2024 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 25,068,749
Dividends receivable 10,786
Total Assets 25,079,535
Liabilities:
Management fees payable to affiliates 8,721
Total Liabilities 8,721
Total Net Assets $ 25,070,814
Net Assets Consist of:
Paid-in-capital $ 23,727,468
Total distributable earnings (loss) 1,343,346
Total Net Assets $ 25,070,814
Shares outstanding (unlimited amount authorized, no par value) 925,000
Net asset value per share $ 27.10
*Investments, at cost $ 23,739,729

Statement of operations
Macquarie Focused Large Growth ETF
For the period May 14, 2024* to September 30, 2024 (Unaudited)
4
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 45,180
Foreign tax withheld (203)
44,977
Expenses:
Management fees 24,667
Total operating expenses 24,667
Net Investment Income (Loss) 20,310
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (5,984)
Net unrealized appreciation (depreciation) on investments 1,329,020
Net Realized and Unrealized Gain (Loss) 1,323,036
Net Increase (Decrease) in Net Assets Resulting from Operations $ 1,343,346

Statement of changes in net assets
Macquarie Focused Large Growth ETF

*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
May 14, 2024
*
to September 30, 2024
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 20,310
Net realized gain (loss) (5,984)
Net unrealized appreciation (depreciation) 1,329,020
Net increase (decrease) in net assets resulting from operations 1,343,346
Capital Share Transactions:
1
Proceeds from shares sold 23,727,468
Increase in net assets derived from capital share transactions 23,727,468
Net Increase (Decrease) in Net Assets 25,070,814
Net Assets:
Beginning of period –
End of period $ 25,070,814
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 925,000
Shares outstanding, end of period 925,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Focused Large Growth ETF
6
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout the period were as follows:
For the period
May 14, 2024
1
to
September 30, 2024
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .04
Net realized and unrealized gain .............................. 2 .06
Total from investment operations ............................. 2.10
Net asset value, end of period .............................. $ 27.10
Total return
3
............................................ 8.40%
Ratios and supplemental data: $25,071
Net assets, end of period (000 omitted) ......................... $ 25,071
Ratio of expenses to average net assets
4
....................... 0.44%
Ratio of net investment income to average net assets .............. 0.36%
Portfolio turnover
5
......................................... 0%
6
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
6
Rounds to less than 1%

Notes to financial statements
Macquarie Focused Large Growth ETF
7
September 30, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers five series.
These financial statements and the related notes pertain to Macquarie Focused Large Growth
ETF (the Fund). The Fund commenced operations on May 14, 2024. The Fund is considered non-
diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Macquarie Focused Large Growth ETF
8
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. During the period ended September 30, 2024, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date
1. Significant Accounting Policies (continued)

9
or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust  (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.44% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
10
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (“Settlement
Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the period ended September 30, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended September 30, 2024, investment transactions related to in-kind purchases and sales were as follows:
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end.  At September 30, 2024 , the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market
Purchases $ 56,157
Sales 109,172
Purchases $ 23,393,272
Sales —
Cost of investments $ 23,739,729
Aggregate unrealized appreciation of investments $ 1,435,652
Aggregate unrealized depreciation of investments (106,632)
Net unrealized appreciation of investments $ 1,329,020
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

11
participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2024 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 24,663,233 $ – $ – $ 24,663,233
Short-Term Investments 405,516 – – 405,516
Total Value of Securities $ 25,068,749 $ – $ – $ 25,068,749
3. Investments (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
12
During the period ended September 30, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2024 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
3. Investments (continued)

13
5. Certain Principal Risks of the Fund
Growth Stock Risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies;
effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. To the extent the Fund focuses its investments in the information technology sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which

Notes to financial statements
Macquarie Focused Large Growth ETF
14
may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2024 , that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Focused Large Growth ETF
15
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Not Applicable.
Statement Regarding Basis of Approval for Investment Advisory Contact
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a
Meeting Held on April 24, 2024
At a meeting held on April 24, 2024 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the Macquarie Focused Large Growth ETF and Macquarie Focused
Emerging Markets Equity ETF (each, a “Fund” and together, the “Funds”) and the Sub-Advisory
Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the
Funds.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the approval of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees
considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Macquarie Focused Large Growth ETF
16
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL would provide to each Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio;
providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components;
executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability . The Board compared both the services to be rendered and the proposed fees to be paid to the Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group.
Management responded to questions from the Trustees, explaining that the nature of the Funds and their anticipated investments warranted the proposed advisory fees for each. The Board also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its service as investment adviser to each Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. After comparing each Fund’s proposed fees and total expense ratios with those of other funds in each Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and MIMGL and the costs they expected to incur in rendering those services, the Board concluded, within the context of its

17
full deliberations, that the level of fees proposed to be paid to the Adviser with respect to Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser and MIMGL.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Funds, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Funds.
Investment performance of the Funds and the Adviser . Because each Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each
Fund or the Adviser.

This page is not part of the Financial statements and other information.
SA-LRGG-1124
(3983799)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Emerging Markets Equity ETF
Financial statements and other information
For the period ended September 30, 2024

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statement of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Other Fund information 17
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i)
upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov.
In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
1
September 30, 2024 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 97.00%
Δ
Brazil - 3.09%
Ambev SA ADR
†
21,880 $ 53,387
Petroleo Brasileiro SA ADR 7,916 114,070
167,457
China - 21.52%
Alibaba Group Holding Ltd. ADR 2,483 263,496
Baidu, Inc. ADR
†
296 31,166
BeiGene Ltd. ADR
†
260 58,373
Bilibili, Inc. ADR
†
1,352 31,610
China Resources Beer Holdings Co. Ltd. 18,236 79,758
Innovent Biologics, Inc. 144A
#,†
9,184 55,644
Meituan, Class B 144A
#,†
5,416 119,831
New Oriental Education & Technology Group,
Inc. ADR 495 37,541
PDD Holdings, Inc. ADR
†
1,040 140,202
TAL Education Group ADR
†
3,124 36,988
Tencent Holdings Ltd. 4,440 253,931
Trip.com Group Ltd. ADR
†
524 31,141
ZTO Express Cayman, Inc. ADR 1,128 27,941
1,167,622
Hong Kong - 3.02%
Hong Kong Exchanges & Clearing Ltd. 3,912 164,152
164,152
India - 12.21%
Dr Reddy's Laboratories Ltd. ADR 390 30,986
HDFC Bank Ltd. ADR 1,706 106,727
Infosys Ltd. ADR 3,232 71,977
Reliance Industries Ltd. GDR 144A
#
6,509 453,026
662,716
Indonesia - 2.83%
Astra International Tbk. PT 113,612 37,896
Bank Central Asia Tbk. PT 114,448 78,050
Unilever Indonesia Tbk. PT 258,780 37,774
153,720
Malaysia - 1.12%
Public Bank Bhd. 55,200 61,043
61,043
Mexico - 5.23%
America Movil SAB de CV ADR 3,044 49,800
Cemex SAB de CV ADR 6,264 38,210
Coca-Cola Femsa SAB de CV ADR 580 51,458

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV
ADR 488 $ 48,170
Grupo Financiero Banorte SAB de CV, Class O 10,804 76,545
Wal-Mart de Mexico SAB de CV 6,595 19,818
284,001
Peru - 0.96%
Credicorp Ltd. 288 52,119
52,119
Singapore - 0.46%
Grab Holdings Ltd., Class A
†
6,598 25,072
25,072
South Korea - 23.34%
Samsung Biologics Co. Ltd. 144A
#,†
77 57,528
Samsung C&T Corp. 959 101,055
Samsung Electronics Co. Ltd. 7,702 362,218
Samsung Life Insurance Co. Ltd. 664 47,323
SK Hynix, Inc. 3,043 406,293
SK Square Co. Ltd.
†
4,725 291,948
1,266,365
Taiwan - 20.54%
Delta Electronics, Inc. 4,084 49,104
FIT Hon Teng Ltd. 144A
#,†
73,920 23,106
Hon Hai Precision Industry Co. Ltd. 16,004 94,821
MediaTek, Inc. 3,284 121,931
Taiwan Semiconductor Manufacturing Co. Ltd. 27,296 825,440
1,114,402
Thailand - 1.29%
Bangkok Bank PCL 8,100 37,885
PTT PCL 30,400 32,122
70,007
Turkiye - 1.39%
Akbank TAS 41,836 75,359
75,359
Total Common Stocks (cost $4,840,567) 5,264,035
Preferred Stocks — 2.11%
Δ
Brazil - 2.11%
Banco Bradesco SA 14,308 38,059

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Preferred Stocks (continued)
Brazil (continued)
Itau Unibanco Holding SA 11,456 $ 76,183
Total Preferred Stocks
(cost $116,445) 114,242
Short-Term Investments — 0.38%
Money Market Mutual Funds - 0.38%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.41%) 20,692 20,692
Total Short-Term Investments (cost $20,692) 20,692
Total Value of Securities — 99.49%
      (cost $4,977,704) 5,398,969
Receivables and Other Assets Net of Liabilities — 0.51% 27,756
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,426,725
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2024, the aggregate value of Rule 144A securities was $709,135, which represents 13.07% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Statement of assets and liabilities
Macquarie Focused Emerging Markets Equity ETF
4
September 30, 2024 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,398,969
Cash 250
Receivable for fund shares sold 22,924
Dividends receivable 7,695
Total Assets 5,429,838
Liabilities:
Management fees payable to affiliates 3,106
Payable for securities purchased 7
Total Liabilities 3,113
Total Net Assets $ 5,426,725
Net Assets Consist of:
Paid-in-capital $ 5,001,836
Total distributable earnings (loss) 424,889
Total Net Assets $ 5,426,725
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 27.13
*Investments, at cost $ 4,977,704

Statement of operations
Macquarie Focused Emerging Markets Equity ETF
For the period September 4, 2024* to September 30, 2024 (Unaudited)
5
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 10,305
Foreign tax withheld (1,259)
9,046
Expenses:
Management fees 3,106
Total operating expenses 3,106
Net Investment Income (Loss) 5,940
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments 6,016
Foreign currencies (8,381)
Net realized gain (loss) (2,365)
Net unrealized appreciation (depreciation) on:
Investments 421,265
Foreign currencies 49
Net unrealized appreciation (depreciation) 421,314
Net Realized and Unrealized Gain (Loss) 418,949
Net Increase (Decrease) in Net Assets Resulting from Operations $ 424,889

Statement of changes in net assets
Macquarie Focused Emerging Markets Equity ETF

*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
September 4, 2024
*
to September 30, 2024
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 5,940
Net realized gain (loss) (2,365)
Net unrealized appreciation (depreciation) 421,314
Net increase (decrease) in net assets resulting from operations 424,889
Capital Share Transactions:
1
Proceeds from shares sold 5,001,836
Increase in net assets derived from capital share transactions 5,001,836
Net Increase (Decrease) in Net Assets 5,426,725
Net Assets:
Beginning of period –
End of period $ 5,426,725
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 200,000
Shares outstanding, end of period 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Focused Emerging Markets Equity ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout the period were as follows:
For the period
September 4, 2024
1
to
September 30, 2024
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .03
Net realized and unrealized gain .............................. 2 .10
Total from investment operations ............................. 2.13
Net asset value, end of period .............................. $ 27.13
Total return
3
............................................ 8.52%
Ratios and supplemental data: $5,427
Net assets, end of period (000 omitted) ......................... $ 5,427
Ratio of expenses to average net assets
4
....................... 0.85%
Ratio of net investment income to average net assets .............. 1.62%
Portfolio turnover
5
......................................... 2%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

September 30, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers five series.
These financial statements and the related notes pertain to Macquarie Focused Emerging Markets
Equity ETF (the Fund). The Fund commenced operations on September 4, 2024. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. During the period ended September 30, 2024, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT), and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.85% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
1. Significant Accounting Policies (continued)

At September 30, 2024, Macquarie Management Holdings, Inc. directly owned 50.00% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (“Settlement
Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities
Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the
Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the period ended September 30, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended September 30, 2024, investment transactions related to in-kind purchases and sales were as follows:
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end.  At September 30, 2024 , the cost and unrealized appreciation
(depreciation) of investments for the Fund were as follows:
Purchases $ 3,108,047
Sales 97,323
Purchases $ 1,940,272
Sales —
Cost of investments $ 4,977,704
Aggregate unrealized appreciation of investments $ 500,813
Aggregate unrealized depreciation of investments (79,548)
Net unrealized appreciation of investments $ 421,265
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2024 :
3. Investments (continued)

During the period ended September 30, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2024 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 5,264,035 $ – $ – $ 5,264,035
Preferred Stocks 114,242 – – 114,242
Short-Term Investments 20,692 – – 20,692
Total Value of Securities $ 5,398,969 $ – $ – $ 5,398,969
3. Investments (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
5. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Information technology sector risk — The risk that the value of a fund's shares will be affected by factors particular to the information technology and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
4. Issuance and Redemption of Fund Shares (continued)

Growth stock risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2024 , that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Macquarie Focused Emerging Markets Equity ETF

Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Not Applicable.
Statement Regarding Basis of Approval for Investment Advisory Contact
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement at a
Meeting Held on April 24, 2024
At a meeting held on April 24, 2024 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the Macquarie Focused Large Growth ETF and Macquarie Focused
Emerging Markets Equity ETF (each, a “Fund” and together, the “Funds”) and the Sub-Advisory
Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the
Funds.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the approval of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees
considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Macquarie Focused Emerging Markets Equity ETF

After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL would provide to each Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio;
providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components;
executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability . The Board compared both the services to be rendered and the proposed fees to be paid to the Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group.
Management responded to questions from the Trustees, explaining that the nature of the Funds and their anticipated investments warranted the proposed advisory fees for each. The Board also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its service as investment adviser to each Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. After comparing each Fund’s proposed fees and total expense ratios with those of other funds in each Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and MIMGL and the costs they expected to incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to the Adviser with respect to Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser and MIMGL.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Funds, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Funds.
Investment performance of the Funds and the Adviser . Because each Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each
Fund or the Adviser.

This page is not part of the Financial statements and other information.
SA-EMEQ-1124
(3984436)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

            Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

            Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

            The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

            The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].
ex99cert.docx
(a)(3)(1)     There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)     There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.
ex99906cert.docx

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

MACQUARIE ETF TRUST

/s/JOHN C. LEONARD
By:    John C. Leonard

Title: President and Chief Executive Officer

Date: December 4, 2024

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/JOHN C. LEONARD
By:    John C. Leonard

Title: President and Chief Executive Officer

Date: December 4, 2024

/s/RICHARD SALUS

By:    Richard Salus
Title: Chief Financial Officer
Date: December 4, 2024